Intangible Assets - Aggregate Amortization Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 176	$ 168	$ 161
Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	49	45	24
Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	18	22	26
Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	9	10	11
Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 100	$ 91	$ 100